Fair Value Measurements (Details 5) - 2018 Non-Qualified Stock Options	12 Months Ended
Dec. 31, 2018
June 21, 2018
Fair Value Disclosures [Line Items]
Vesting Period	2 years 9 months 11 days
Expected Life	4 years 2 months 12 days
Expected Dividend Rate	0.00%
Risk-free Rate	2.70%
Market Price Volatility	148.77%
September 4, 2018
Fair Value Disclosures [Line Items]
Vesting Period	2 years 9 months 26 days
Expected Life	5 years 8 months 12 days
Expected Dividend Rate	0.00%
Risk-free Rate	2.78%
Market Price Volatility	147.40%
September 10, 2018
Fair Value Disclosures [Line Items]
Vesting Period	2 years 9 months 22 days
Expected Life	5 years 8 months 12 days
Expected Dividend Rate	0.00%
Risk-free Rate	2.83%
Market Price Volatility	146.66%
October 15, 2018
Fair Value Disclosures [Line Items]
Vesting Period	2 years 11 months 16 days
Expected Life	4 years 3 months 18 days
Expected Dividend Rate	0.00%
Risk-free Rate	2.96%
Market Price Volatility	149.82%
October 29, 2018
Fair Value Disclosures [Line Items]
Vesting Period	2 years 11 months 1 day
Expected Life	4 years 3 months 18 days
Expected Dividend Rate	0.00%
Risk-free Rate	2.87%
Market Price Volatility	150.34%